Shareholder Report, Holdings (Details)	May 31, 2024
C000004071 [Member] | Assa Abloy AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000004071 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000004071 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000004071 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000004071 [Member] | Baker Hughes Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000004071 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000004071 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000004071 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000004071 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000004071 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
C000004071 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000004071 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004071 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004071 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004071 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004071 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004071 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000004071 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000004071 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004071 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000004071 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004071 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004071 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004873 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[2]
C000004873 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000004873 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[2]
C000004873 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000004873 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[2]
C000004873 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[2]
C000004873 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[2]
C000004873 [Member] | Hess Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000004873 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000004873 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000004873 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%	[3]
C000004873 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[3]
C000004873 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000004873 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000004887 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000004887 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000004887 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[4]
C000004887 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000004887 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000004887 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000004887 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[4]
C000004887 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000004887 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000004887 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[4]
C000004887 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[5]
C000004887 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[5]
C000004887 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[5]
C000004887 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[5]
C000004887 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[5]
C000004887 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%	[5]
C000004887 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[5]
C000004887 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[5]
C000004887 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000004887 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000004887 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[5]
C000004913 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[6]
C000004913 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[6]
C000004913 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[6]
C000004913 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[6]
C000004913 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6]
C000004913 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
C000004913 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[6]
C000004913 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[6]
C000004913 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[6]
C000004913 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000004913 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[7]
C000004913 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[7]
C000004913 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[7]
C000004913 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[7]
C000004913 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[7]
C000004913 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[7]
C000004913 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[7]
C000004913 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000004913 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[7]
C000037656 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[8]
C000037656 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[8]
C000037656 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[8]
C000037656 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[8]
C000037656 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000037656 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[8]
C000037656 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[8]
C000037656 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[8]
C000037656 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[8]
C000037656 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[8]
C000037656 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[9]
C000037656 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[9]
C000037656 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[9]
C000037656 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[9]
C000037656 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[9]
C000037656 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%	[9]
C000037656 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[9]
C000037656 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[9]
C000037656 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[9]
C000037656 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000037656 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[9]
C000230442 [Member] | Clearway Energy Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[10]
C000230442 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[10]
C000230442 [Member] | Terna Rete Elettrica Nazionale [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[10]
C000230442 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[10]
C000230442 [Member] | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[10]
C000230442 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[10]
C000230442 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[10]
C000230442 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[10]
C000230442 [Member] | Ferrovial SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[10]
C000230442 [Member] | Fraport AG Frankfurt Airport Services Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[10]
C000230442 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%	[11]
C000230442 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[11]
C000230442 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[11]
C000230442 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[11]
C000230442 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[11]
C000230442 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000230442 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[11]
C000230443 [Member] | Clearway Energy Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[12]
C000230443 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[12]
C000230443 [Member] | Terna Rete Elettrica Nazionale [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[12]
C000230443 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[12]
C000230443 [Member] | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000230443 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[12]
C000230443 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[12]
C000230443 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[12]
C000230443 [Member] | Ferrovial SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[12]
C000230443 [Member] | Fraport AG Frankfurt Airport Services Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[12]
C000230443 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%	[13]
C000230443 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[13]
C000230443 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[13]
C000230443 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[13]
C000230443 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[13]
C000230443 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000230443 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[13]
C000242844 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[14]
Percent of Total Long Exposure	53.10%	[14]
Percent of Total Short Exposure	46.90%	[14]
C000242844 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[14],[15]
Percent of Total Long Exposure	7.50%	[14],[15]
Percent of Total Short Exposure	7.70%	[14],[15]
C000242844 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[14],[15]
Percent of Total Long Exposure	4.70%	[14],[15]
Percent of Total Short Exposure	3.20%	[14],[15]
C000242844 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[14],[15]
Percent of Total Long Exposure		[14],[15]
Percent of Total Short Exposure	3.00%	[14],[15]
C000242844 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[14],[15]
Percent of Total Long Exposure	4.30%	[14],[15]
Percent of Total Short Exposure	6.20%	[14],[15]
C000242844 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[14],[15]
Percent of Total Long Exposure	4.80%	[14],[15]
Percent of Total Short Exposure	1.60%	[14],[15]
C000242844 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[14],[15]
Percent of Total Long Exposure	1.20%	[14],[15]
Percent of Total Short Exposure	1.10%	[14],[15]
C000242844 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[14],[15]
Percent of Total Long Exposure	14.50%	[14],[15]
Percent of Total Short Exposure	11.90%	[14],[15]
C000242844 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[14],[15]
Percent of Total Long Exposure	5.60%	[14],[15]
Percent of Total Short Exposure	5.80%	[14],[15]
C000242844 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[14],[15]
Percent of Total Long Exposure	3.50%	[14],[15]
Percent of Total Short Exposure	1.30%	[14],[15]
C000242844 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[14],[15]
Percent of Total Long Exposure	6.40%	[14],[15]
Percent of Total Short Exposure	4.10%	[14],[15]
C000242844 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[14],[15]
Percent of Total Long Exposure	0.60%	[14],[15]
Percent of Total Short Exposure	1.00%	[14],[15]
C000004061 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000004061 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000004061 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
C000004061 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000004061 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
C000004061 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000004061 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
C000004061 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000004061 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[16]
C000004061 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000004061 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[17]
C000004061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[17]
C000004061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[17]
C000004061 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[17]
C000004061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[17]
C000004061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[17]
C000004061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[17]
C000004061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[17]
C000004061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[17]
C000004061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[17]
C000004061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[17]
C000004061 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[17]
C000004061 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[17]
C000004877 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[18]
C000004877 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[18]
C000004877 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[18]
C000004877 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[18]
C000004877 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[18]
C000004877 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[18]
C000004877 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[18]
C000004877 [Member] | Hess Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[18]
C000004877 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[18]
C000004877 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[18]
C000004877 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%	[19]
C000004877 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[19]
C000004877 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[19]
C000004877 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000004883 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[20]
C000004883 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[20]
C000004883 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[20]
C000004883 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[20]
C000004883 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[20]
C000004883 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[20]
C000004883 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[20]
C000004883 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[20]
C000004883 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[20]
C000004883 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[20]
C000004883 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[21]
C000004883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[21]
C000004883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[21]
C000004883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[21]
C000004883 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[21]
C000004883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%	[21]
C000004883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[21]
C000004883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[21]
C000004883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[21]
C000004883 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[21]
C000004883 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[21]
C000037625 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[22]
C000037625 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[22]
C000037625 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[22]
C000037625 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[22]
C000037625 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[22]
C000037625 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[22]
C000037625 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[22]
C000037625 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[22]
C000037625 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[22]
C000037625 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[22]
C000037625 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[23]
C000037625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[23]
C000037625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[23]
C000037625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[23]
C000037625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[23]
C000037625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[23]
C000037625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[23]
C000037625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[23]
C000037625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[23]
C000037625 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[23]
C000037625 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[23]
C000037625 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)	[23]
C000103250 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[24]
C000103250 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[24]
C000103250 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[24]
C000103250 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[24]
C000103250 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[24]
C000103250 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[24]
C000103250 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[24]
C000103250 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[24]
C000103250 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[24]
C000103250 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[24]
C000103250 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[25]
C000103250 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[25]
C000103250 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[25]
C000103250 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[25]
C000103250 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[25]
C000103250 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[25]
C000103250 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[25]
C000103250 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%	[25]
C000103250 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[25]
C000103251 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[26]
C000103251 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[26]
C000103251 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[26]
C000103251 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[26]
C000103251 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[26]
C000103251 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[26]
C000103251 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[26]
C000103251 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[26]
C000103251 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[26]
C000103251 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[26]
C000103251 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[27]
C000103251 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[27]
C000103251 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[27]
C000103251 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[27]
C000103251 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[27]
C000103251 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[27]
C000103251 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[27]
C000103251 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%	[27]
C000103251 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[27]
C000242843 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[28]
Percent of Total Long Exposure	53.10%	[28]
Percent of Total Short Exposure	46.90%	[28]
C000242843 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[28],[29]
Percent of Total Long Exposure	7.50%	[28],[29]
Percent of Total Short Exposure	7.70%	[28],[29]
C000242843 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[28],[29]
Percent of Total Long Exposure	4.70%	[28],[29]
Percent of Total Short Exposure	3.20%	[28],[29]
C000242843 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[28],[29]
Percent of Total Long Exposure		[28],[29]
Percent of Total Short Exposure	3.00%	[28],[29]
C000242843 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[28],[29]
Percent of Total Long Exposure	4.30%	[28],[29]
Percent of Total Short Exposure	6.20%	[28],[29]
C000242843 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[28],[29]
Percent of Total Long Exposure	4.80%	[28],[29]
Percent of Total Short Exposure	1.60%	[28],[29]
C000242843 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[28],[29]
Percent of Total Long Exposure	1.20%	[28],[29]
Percent of Total Short Exposure	1.10%	[28],[29]
C000242843 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[28],[29]
Percent of Total Long Exposure	14.50%	[28],[29]
Percent of Total Short Exposure	11.90%	[28],[29]
C000242843 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[28],[29]
Percent of Total Long Exposure	5.60%	[28],[29]
Percent of Total Short Exposure	5.80%	[28],[29]
C000242843 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[28],[29]
Percent of Total Long Exposure	3.50%	[28],[29]
Percent of Total Short Exposure	1.30%	[28],[29]
C000242843 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[28],[29]
Percent of Total Long Exposure	6.40%	[28],[29]
Percent of Total Short Exposure	4.10%	[28],[29]
C000242843 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[28],[29]
Percent of Total Long Exposure	0.60%	[28],[29]
Percent of Total Short Exposure	1.00%	[28],[29]
C000004066 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[30]
C000004066 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[30]
C000004066 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[30]
C000004066 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[30]
C000004066 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[30]
C000004066 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[30]
C000004066 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[30]
C000004066 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[30]
C000004066 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[30]
C000004066 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[30]
C000004066 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[31]
C000004066 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%	[31]
C000004066 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[31]
C000004066 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[31]
C000004066 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[31]
C000004066 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[31]
C000004066 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[31]
C000004066 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[31]
C000004066 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[31]
C000004066 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[31]
C000004066 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[31]
C000004066 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[31]
C000004066 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[31]
C000004914 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[32]
C000004914 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[32]
C000004914 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[32]
C000004914 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[32]
C000004914 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[32]
C000004914 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[32]
C000004914 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[32]
C000004914 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[32]
C000004914 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[32]
C000004914 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[32]
C000004914 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[33]
C000004914 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[33]
C000004914 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[33]
C000004914 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[33]
C000004914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[33]
C000004914 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[33]
C000004914 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[33]
C000004914 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[33]
C000004914 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[33]
C000037630 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[34]
C000037630 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[34]
C000037630 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[34]
C000037630 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[34]
C000037630 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[34]
C000037630 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[34]
C000037630 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[34]
C000037630 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[34]
C000037630 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[34]
C000037630 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[34]
C000037630 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[35]
C000037630 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%	[35]
C000037630 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[35]
C000037630 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[35]
C000037630 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[35]
C000037630 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[35]
C000037630 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[35]
C000037630 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[35]
C000037630 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[35]
C000037630 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[35]
C000037630 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[35]
C000037630 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[35]
C000037630 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[35]
C000172900 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[36]
C000172900 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[36]
C000172900 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[36]
C000172900 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[36]
C000172900 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[36]
C000172900 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[36]
C000172900 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[36]
C000172900 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[36]
C000172900 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[36]
C000172900 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[36]
C000172900 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[37]
C000172900 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[37]
C000172900 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[37]
C000172900 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[37]
C000172900 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[37]
C000172900 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[37]
C000172900 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[37]
C000172900 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[37]
C000172900 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[37]
C000228503 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[38]
C000228503 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[38]
C000228503 [Member] | Bentley Systems Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[38]
C000228503 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[38]
C000228503 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[38]
C000228503 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[38]
C000228503 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[38]
C000228503 [Member] | Booz Allen Hamilton Holding Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[38]
C000228503 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[38]
C000228503 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[38]
C000228503 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[39]
C000228503 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%	[39]
C000228503 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[39]
C000228503 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[39]
C000228503 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[39]
C000228503 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[39]
C000228503 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[39]
C000228503 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[39]
C000228503 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[39]
C000228503 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[39]
C000228503 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)	[39]
C000228505 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[40]
C000228505 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[40]
C000228505 [Member] | Bentley Systems Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[40]
C000228505 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[40]
C000228505 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[40]
C000228505 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[40]
C000228505 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[40]
C000228505 [Member] | Booz Allen Hamilton Holding Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[40]
C000228505 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[40]
C000228505 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[40]
C000228505 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[41]
C000228505 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%	[41]
C000228505 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[41]
C000228505 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[41]
C000228505 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[41]
C000228505 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[41]
C000228505 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[41]
C000228505 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[41]
C000228505 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[41]
C000228505 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[41]
C000228505 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)	[41]
C000004036 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[42]
C000004036 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[42]
C000004036 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[42]
C000004036 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[42]
C000004036 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[42]
C000004036 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[42]
C000004036 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[42]
C000004036 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[42]
C000004036 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[42]
C000004036 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[42]
C000004036 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[43]
C000004036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[43]
C000004036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[43]
C000004036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[43]
C000004036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[43]
C000004036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[43]
C000004036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[43]
C000004036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[43]
C000004036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[43]
C000004036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[43]
C000004036 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[43]
C000004036 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)	[43]
C000004038 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[44]
C000004038 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[44]
C000004038 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[44]
C000004038 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[44]
C000004038 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[44]
C000004038 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[44]
C000004038 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[44]
C000004038 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[44]
C000004038 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[44]
C000004038 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[44]
C000004038 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[45]
C000004038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[45]
C000004038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[45]
C000004038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[45]
C000004038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[45]
C000004038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[45]
C000004038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[45]
C000004038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[45]
C000004038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[45]
C000004038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[45]
C000004038 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[45]
C000004038 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)	[45]
C000004063 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[46]
C000004063 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[46]
C000004063 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[46]
C000004063 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[46]
C000004063 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[46]
C000004063 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[46]
C000004063 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[46]
C000004063 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[46]
C000004063 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[46]
C000004063 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[46]
C000004063 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[47]
C000004063 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%	[47]
C000004063 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[47]
C000004063 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[47]
C000004063 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[47]
C000004063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[47]
C000004063 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[47]
C000004063 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[47]
C000004063 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[47]
C000004063 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[47]
C000004063 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[47]
C000004063 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[47]
C000004063 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[47]
C000023028 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[48]
C000023028 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[48]
C000023028 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[48]
C000023028 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[48]
C000023028 [Member] | Siemens AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[48]
C000023028 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[48]
C000023028 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[48]
C000023028 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[48]
C000023028 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[48]
C000023028 [Member] | Allianz SE Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[48]
C000023028 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000023028 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000023028 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000023028 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000023028 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023028 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000023028 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023028 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023028 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023028 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000023028 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023028 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023028 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000023032 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[49]
C000023032 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[49]
C000023032 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[49]
C000023032 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[49]
C000023032 [Member] | Siemens AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[49]
C000023032 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[49]
C000023032 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[49]
C000023032 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[49]
C000023032 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[49]
C000023032 [Member] | Allianz SE Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[49]
C000023032 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000023032 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000023032 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000023032 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000023032 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023032 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000023032 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023032 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023032 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023032 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000023032 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023032 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023032 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000124019 [Member] | Plains GP Holdings LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[50]
C000124019 [Member] | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[50]
C000124019 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[50]
C000124019 [Member] | Laureate Education Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[50]
C000124019 [Member] | SM Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[50]
C000124019 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[50]
C000124019 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[50]
C000124019 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[50]
C000124019 [Member] | Super Micro Computer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[50]
C000124019 [Member] | Murphy Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[50]
C000124019 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[51]
C000124019 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[51]
C000124019 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[51]
C000124019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[51]
C000124019 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[51]
C000124019 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[51]
C000124019 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[51]
C000124019 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[51]
C000124019 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[51]
C000124019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[51]
C000124019 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[51]
C000124019 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[51]
C000124019 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)	[51]
C000124021 [Member] | Plains GP Holdings LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[52]
C000124021 [Member] | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[52]
C000124021 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[52]
C000124021 [Member] | Laureate Education Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[52]
C000124021 [Member] | SM Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[52]
C000124021 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[52]
C000124021 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[52]
C000124021 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[52]
C000124021 [Member] | Super Micro Computer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[52]
C000124021 [Member] | Murphy Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[52]
C000124021 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[53]
C000124021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[53]
C000124021 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[53]
C000124021 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[53]
C000124021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[53]
C000124021 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[53]
C000124021 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[53]
C000124021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[53]
C000124021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[53]
C000124021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[53]
C000124021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[53]
C000124021 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[53]
C000124021 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)	[53]
C000166016 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[54]
C000166016 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[54]
C000166016 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[54]
C000166016 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[54]
C000166016 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[54]
C000166016 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[54]
C000166016 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[54]
C000166016 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[54]
C000166016 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[54]
C000166016 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[54]
C000166016 [Member] | Murphy Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[55]
C000166016 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[56]
C000166016 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[56]
C000166016 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[56]
C000166016 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[56]
C000166016 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[56]
C000166016 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[56]
C000166016 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[56]
C000166016 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[56]
C000166016 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[56]
C000166016 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[56]
C000166016 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166016 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)	[56]
C000219259 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[57]
C000219259 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[57]
C000219259 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[57]
C000219259 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[57]
C000219259 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[57]
C000219259 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[57]
C000219259 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[57]
C000219259 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[57]
C000219259 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[57]
C000219259 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[57]
C000219259 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[58]
C000219259 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[58]
C000219259 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[58]
C000219259 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[58]
C000219259 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[58]
C000219259 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[58]
C000219259 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[58]
C000219259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[58]
C000219259 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[58]
C000219259 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[58]
C000219259 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[58]
C000219259 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[58]
C000219259 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[58]
C000004037 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[59]
C000004037 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[59]
C000004037 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[59]
C000004037 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[59]
C000004037 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[59]
C000004037 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[59]
C000004037 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[59]
C000004037 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[59]
C000004037 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[59]
C000004037 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[59]
C000004037 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[60]
C000004037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[60]
C000004037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[60]
C000004037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[60]
C000004037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[60]
C000004037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[60]
C000004037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[60]
C000004037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[60]
C000004037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[60]
C000004037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[60]
C000004037 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[60]
C000004037 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)	[60]
C000004064 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[61]
C000004064 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[61]
C000004064 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[61]
C000004064 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[61]
C000004064 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[61]
C000004064 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[61]
C000004064 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[61]
C000004064 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[61]
C000004064 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[61]
C000004064 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[61]
C000004064 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[62]
C000004064 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%	[62]
C000004064 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[62]
C000004064 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[62]
C000004064 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[62]
C000004064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[62]
C000004064 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[62]
C000004064 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[62]
C000004064 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[62]
C000004064 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[62]
C000004064 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[62]
C000004064 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[62]
C000004064 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[62]
C000124020 [Member] | Plains GP Holdings LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[63]
C000124020 [Member] | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[63]
C000124020 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[63]
C000124020 [Member] | Laureate Education Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[63]
C000124020 [Member] | SM Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[63]
C000124020 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[63]
C000124020 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[63]
C000124020 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[63]
C000124020 [Member] | Super Micro Computer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[63]
C000124020 [Member] | Murphy Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[63]
C000124020 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[64]
C000124020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[64]
C000124020 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[64]
C000124020 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[64]
C000124020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[64]
C000124020 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[64]
C000124020 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[64]
C000124020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[64]
C000124020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[64]
C000124020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[64]
C000124020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[64]
C000124020 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[64]
C000124020 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)	[64]
C000198216 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[65]
C000198216 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[65]
C000198216 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[65]
C000198216 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[65]
C000198216 [Member] | Siemens AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[65]
C000198216 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[65]
C000198216 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[65]
C000198216 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[65]
C000198216 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[65]
C000198216 [Member] | Allianz SE Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[65]
C000198216 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000198216 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000198216 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000198216 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000198216 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198216 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000198216 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000198216 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000198216 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198216 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000198216 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198216 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198216 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000198239 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[66]
C000198239 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[66]
C000198239 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[66]
C000198239 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[66]
C000198239 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[66]
C000198239 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[66]
C000198239 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[66]
C000198239 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[66]
C000198239 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[66]
C000198239 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[66]
C000198239 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[67]
C000198239 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[67]
C000198239 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[67]
C000198239 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[67]
C000198239 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[67]
C000198239 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%	[67]
C000198239 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[67]
C000198239 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[67]
C000198239 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[67]
C000198239 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[67]
C000198239 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[67]
C000198240 [Member] | Assa Abloy AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[68]
C000198240 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[68]
C000198240 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[68]
C000198240 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[68]
C000198240 [Member] | Baker Hughes Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[68]
C000198240 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[68]
C000198240 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[68]
C000198240 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[68]
C000198240 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[68]
C000198240 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[68]
C000198240 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000198240 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000198240 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198240 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000198240 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000198240 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000198240 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000198240 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000198240 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000198240 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000198240 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000198240 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198240 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230441 [Member] | Clearway Energy Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[69]
C000230441 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[69]
C000230441 [Member] | Terna Rete Elettrica Nazionale [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[69]
C000230441 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[69]
C000230441 [Member] | SSE PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[69]
C000230441 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[69]
C000230441 [Member] | SBA Communications Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[69]
C000230441 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[69]
C000230441 [Member] | Ferrovial SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[69]
C000230441 [Member] | Fraport AG Frankfurt Airport Services Worldwide [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[69]
C000230441 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%	[70]
C000230441 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[70]
C000230441 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[70]
C000230441 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%	[70]
C000230441 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[70]
C000230441 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[70]
C000230441 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[70]
C000004067 [Member] | Assa Abloy AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[71]
C000004067 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[71]
C000004067 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[71]
C000004067 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[71]
C000004067 [Member] | Baker Hughes Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[71]
C000004067 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[71]
C000004067 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[71]
C000004067 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[71]
C000004067 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[71]
C000004067 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[71]
C000004067 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000004067 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004067 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004067 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004067 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004067 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004067 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000004067 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000004067 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004067 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000004067 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004067 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004067 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004916 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[72]
C000004916 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[72]
C000004916 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[72]
C000004916 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[72]
C000004916 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[72]
C000004916 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[72]
C000004916 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[72]
C000004916 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[72]
C000004916 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[72]
C000004916 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[72]
C000004916 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[73]
C000004916 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[73]
C000004916 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[73]
C000004916 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[73]
C000004916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[73]
C000004916 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[73]
C000004916 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[73]
C000004916 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[73]
C000004916 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[73]
C000037661 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[74]
C000037661 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[74]
C000037661 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[74]
C000037661 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[74]
C000037661 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[74]
C000037661 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[74]
C000037661 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[74]
C000037661 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[74]
C000037661 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[74]
C000037661 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[74]
C000037661 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[75]
C000037661 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[75]
C000037661 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[75]
C000037661 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[75]
C000037661 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[75]
C000037661 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[75]
C000037661 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[75]
C000037661 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[75]
C000037661 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[75]
C000166014 [Member] | Plains GP Holdings LP Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[55]
C000166014 [Member] | Boise Cascade Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[55]
C000166014 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[55]
C000166014 [Member] | Laureate Education Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[55]
C000166014 [Member] | SM Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[55]
C000166014 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[55]
C000166014 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[55]
C000166014 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[55]
C000166014 [Member] | Super Micro Computer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[55]
C000166014 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%	[76]
C000166014 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[76]
C000166014 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[76]
C000166014 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[76]
C000166014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[76]
C000166014 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[76]
C000166014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[76]
C000166014 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[76]
C000166014 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[76]
C000166014 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[76]
C000166014 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[76]
C000166014 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[76]
C000166014 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)	[76]
C000216612 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[77]
C000216612 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[77]
C000216612 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[77]
C000216612 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[77]
C000216612 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[77]
C000216612 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[77]
C000216612 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[77]
C000216612 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[77]
C000216612 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[77]
C000216612 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[77]
C000216612 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[78]
C000216612 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%	[78]
C000216612 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[78]
C000216612 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[78]
C000216612 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[78]
C000216612 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[78]
C000216612 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[78]
C000216612 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[78]
C000216612 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[78]
C000216612 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[78]
C000216612 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[78]
C000216612 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[78]
C000216612 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[78]
C000228504 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[79]
C000228504 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[79]
C000228504 [Member] | Bentley Systems Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[79]
C000228504 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[79]
C000228504 [Member] | ASM International NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[79]
C000228504 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[79]
C000228504 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[79]
C000228504 [Member] | Booz Allen Hamilton Holding Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[79]
C000228504 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[79]
C000228504 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[79]
C000228504 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[80]
C000228504 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%	[80]
C000228504 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[80]
C000228504 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[80]
C000228504 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[80]
C000228504 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%	[80]
C000228504 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[80]
C000228504 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[80]
C000228504 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[80]
C000228504 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[80]
C000228504 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)	[80]
C000004057 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[81]
C000004057 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[81]
C000004057 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[81]
C000004057 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[81]
C000004057 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[81]
C000004057 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[81]
C000004057 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[81]
C000004057 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[81]
C000004057 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[81]
C000004057 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[81]
C000004057 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[82]
C000004057 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[82]
C000004057 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[82]
C000004057 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[82]
C000004057 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[82]
C000004057 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[82]
C000004057 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[82]
C000004057 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[82]
C000004057 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[82]
C000004057 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[82]
C000004057 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[82]
C000004057 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[82]
C000004057 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[82]
C000004059 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[83]
C000004059 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[83]
C000004059 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[83]
C000004059 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[83]
C000004059 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[83]
C000004059 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[83]
C000004059 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[83]
C000004059 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[83]
C000004059 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[83]
C000004059 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[83]
C000004059 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[84]
C000004059 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[84]
C000004059 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[84]
C000004059 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[84]
C000004059 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[84]
C000004059 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[84]
C000004059 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[84]
C000004059 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[84]
C000004059 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[84]
C000004059 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[84]
C000004059 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[84]
C000004059 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[84]
C000004059 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[84]
C000004875 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[85]
C000004875 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[85]
C000004875 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[85]
C000004875 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[85]
C000004875 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[85]
C000004875 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[85]
C000004875 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[85]
C000004875 [Member] | Hess Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[85]
C000004875 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[85]
C000004875 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[85]
C000004875 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%	[86]
C000004875 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[86]
C000004875 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[86]
C000004875 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[86]
C000004885 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[87]
C000004885 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[87]
C000004885 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[87]
C000004885 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[87]
C000004885 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[87]
C000004885 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[87]
C000004885 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[87]
C000004885 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[87]
C000004885 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[87]
C000004885 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[87]
C000004885 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[88]
C000004885 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[88]
C000004885 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[88]
C000004885 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[88]
C000004885 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[88]
C000004885 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%	[88]
C000004885 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[88]
C000004885 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[88]
C000004885 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[88]
C000004885 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[88]
C000004885 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[88]
C000037670 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[89]
C000037670 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[89]
C000037670 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[89]
C000037670 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[89]
C000037670 [Member] | Siemens AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[89]
C000037670 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[89]
C000037670 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[89]
C000037670 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[89]
C000037670 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[89]
C000037670 [Member] | Allianz SE Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[89]
C000037670 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000037670 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000037670 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000037670 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000037670 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037670 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000037670 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000037670 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000037670 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000037670 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000037670 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037670 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037670 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000103252 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[90]
C000103252 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[90]
C000103252 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[90]
C000103252 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[90]
C000103252 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[90]
C000103252 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[90]
C000103252 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[90]
C000103252 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[90]
C000103252 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[90]
C000103252 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[90]
C000103252 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[91]
C000103252 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[91]
C000103252 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[91]
C000103252 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[91]
C000103252 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[91]
C000103252 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[91]
C000103252 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[91]
C000103252 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%	[91]
C000103252 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[91]
C000004040 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[92]
C000004040 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[92]
C000004040 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[92]
C000004040 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[92]
C000004040 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[92]
C000004040 [Member] | Copart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[92]
C000004040 [Member] | Entegris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[92]
C000004040 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[92]
C000004040 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[92]
C000004040 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[92]
C000004040 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[93]
C000004040 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[93]
C000004040 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[93]
C000004040 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[93]
C000004040 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[93]
C000004040 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[93]
C000004040 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[93]
C000004040 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[93]
C000004040 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[93]
C000004040 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[93]
C000004040 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[93]
C000004040 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)	[93]
C000004062 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[94]
C000004062 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[94]
C000004062 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[94]
C000004062 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[94]
C000004062 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[94]
C000004062 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[94]
C000004062 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[94]
C000004062 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[94]
C000004062 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[94]
C000004062 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[94]
C000004062 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[95]
C000004062 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%	[95]
C000004062 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[95]
C000004062 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%	[95]
C000004062 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[95]
C000004062 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[95]
C000004062 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[95]
C000004062 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[95]
C000004062 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[95]
C000004062 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[95]
C000004062 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[95]
C000004062 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[95]
C000004062 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[95]
C000004069 [Member] | Assa Abloy AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[96]
C000004069 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[96]
C000004069 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[96]
C000004069 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[96]
C000004069 [Member] | Baker Hughes Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[96]
C000004069 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[96]
C000004069 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[96]
C000004069 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[96]
C000004069 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[96]
C000004069 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[96]
C000004069 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000004069 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004069 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004069 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004069 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004069 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004069 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000004069 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000004069 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004069 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000004069 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004069 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004069 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004912 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[97]
C000004912 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[97]
C000004912 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[97]
C000004912 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[97]
C000004912 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[97]
C000004912 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[97]
C000004912 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[97]
C000004912 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[97]
C000004912 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[97]
C000004912 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[97]
C000004912 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%	[98]
C000004912 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%	[98]
C000004912 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[98]
C000004912 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[98]
C000004912 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[98]
C000004912 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[98]
C000004912 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%	[98]
C000004912 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[98]
C000004912 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[98]
C000023030 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[99]
C000023030 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[99]
C000023030 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[99]
C000023030 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[99]
C000023030 [Member] | Siemens AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[99]
C000023030 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[99]
C000023030 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[99]
C000023030 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[99]
C000023030 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[99]
C000023030 [Member] | Allianz SE Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[99]
C000023030 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000023030 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000023030 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000023030 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000023030 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000023030 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000023030 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023030 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023030 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000023030 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000023030 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023030 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023030 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000198241 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[100]
C000198241 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[100]
C000198241 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[100]
C000198241 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[100]
C000198241 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[100]
C000198241 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[100]
C000198241 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[100]
C000198241 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[100]
C000198241 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[100]
C000198241 [Member] | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[100]
C000198241 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[101]
C000198241 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[101]
C000198241 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%	[101]
C000198241 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%	[101]
C000198241 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[101]
C000198241 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[101]
C000198241 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[101]
C000198241 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%	[101]
C000198241 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[101]
C000242845 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[102]
Percent of Total Long Exposure	53.10%	[102]
Percent of Total Short Exposure	46.90%	[102]
C000242845 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[102],[103]
Percent of Total Long Exposure	7.50%	[102],[103]
Percent of Total Short Exposure	7.70%	[102],[103]
C000242845 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[102],[103]
Percent of Total Long Exposure	4.70%	[102],[103]
Percent of Total Short Exposure	3.20%	[102],[103]
C000242845 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[102],[103]
Percent of Total Long Exposure		[102],[103]
Percent of Total Short Exposure	3.00%	[102],[103]
C000242845 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[102],[103]
Percent of Total Long Exposure	4.30%	[102],[103]
Percent of Total Short Exposure	6.20%	[102],[103]
C000242845 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[102],[103]
Percent of Total Long Exposure	4.80%	[102],[103]
Percent of Total Short Exposure	1.60%	[102],[103]
C000242845 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[102],[103]
Percent of Total Long Exposure	1.20%	[102],[103]
Percent of Total Short Exposure	1.10%	[102],[103]
C000242845 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[102],[103]
Percent of Total Long Exposure	14.50%	[102],[103]
Percent of Total Short Exposure	11.90%	[102],[103]
C000242845 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[102],[103]
Percent of Total Long Exposure	5.60%	[102],[103]
Percent of Total Short Exposure	5.80%	[102],[103]
C000242845 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[102],[103]
Percent of Total Long Exposure	3.50%	[102],[103]
Percent of Total Short Exposure	1.30%	[102],[103]
C000242845 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[102],[103]
Percent of Total Long Exposure	6.40%	[102],[103]
Percent of Total Short Exposure	4.10%	[102],[103]
C000242845 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[102],[103]
Percent of Total Long Exposure	0.60%	[102],[103]
Percent of Total Short Exposure	1.00%	[102],[103]

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[4]	Excludes short-term securities.
[5]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[6]	Excludes short-term securities.
[7]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[8]	Excludes short-term securities.
[9]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[10]	Excludes short-term securities.
[11]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[12]	Excludes short-term securities.
[13]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[14]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[15]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[16]	Excludes short-term securities.
[17]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[18]	Excludes short-term securities.
[19]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[20]	Excludes short-term securities.
[21]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[22]	Excludes short-term securities.
[23]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[24]	Excludes short-term securities.
[25]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[26]	Excludes short-term securities.
[27]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[28]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[29]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[30]	Excludes short-term securities.
[31]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[32]	Excludes short-term securities.
[33]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[34]	Excludes short-term securities.
[35]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[36]	Excludes short-term securities.
[37]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[38]	Excludes short-term securities.
[39]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[40]	Excludes short-term securities.
[41]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[42]	Excludes short-term securities.
[43]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[44]	Excludes short-term securities.
[45]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[46]	Excludes short-term securities.
[47]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[48]	Excludes short-term securities.
[49]	Excludes short-term securities.
[50]	Excludes short-term securities.
[51]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[52]	Excludes short-term securities.
[53]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[54]	Excludes short-term securities.
[55]	Excludes short-term securities.
[56]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[57]	Excludes short-term securities.
[58]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[59]	Excludes short-term securities.
[60]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[61]	Excludes short-term securities.
[62]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[63]	Excludes short-term securities.
[64]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[65]	Excludes short-term securities.
[66]	Excludes short-term securities.
[67]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[68]	Excludes short-term securities.
[69]	Excludes short-term securities.
[70]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[71]	Excludes short-term securities.
[72]	Excludes short-term securities.
[73]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[74]	Excludes short-term securities.
[75]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[76]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[77]	Excludes short-term securities.
[78]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[79]	Excludes short-term securities.
[80]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[81]	Excludes short-term securities.
[82]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[83]	Excludes short-term securities.
[84]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[85]	Excludes short-term securities.
[86]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[87]	Excludes short-term securities.
[88]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[89]	Excludes short-term securities.
[90]	Excludes short-term securities.
[91]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[92]	Excludes short-term securities.
[93]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[94]	Excludes short-term securities.
[95]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[96]	Excludes short-term securities.
[97]	Excludes short-term securities.
[98]	For purposes of this report, industry sub-classifications may differ from those utilized for compliance purposes.
[99]	Excludes short-term securities.
[100]	Excludes short-term securities.
[101]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[102]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[103]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.